20 Financial instruments (Details 4) - US$ - Future Exports [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Designated balance, beginning	R$ 5,550,205
Hedge discontinued	(2,351,351)
Designations	220,000
Designated balance, ending	R$ 5,398,854